Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Brand name	27,267	18,458
Patent	13,708	13,708
Software	12,978	12,978
Customer relationship	10,005	10,005
Others	562	562
Total cost of intangible assets	64,520	55,711
Less: accumulated amortization	(34,355)	(38,300)
Impairment	(13,526)	(13,526)
Intangible asset	16,639	3,885

The Group recorded amortization expense of RMB11,202, RMB10,154 and RMB3,946 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group recorded impairment loss of nil, RMB 13,526 and RMB8,808 for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, the future estimated amortization expenses are as below:

As of December 31, 2022
RMB
Within one year	1,830
1 – 2 years	866
2 – 3 years	164
3 – 4 years	129
4 – 5 years	120
5 years and thereafter	776
Total	3,885